Taxation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Profit/ (loss) before tax	€ (30,857)	€ (27,313)	€ 23,564
Tax using Company’s domestic tax rate at 12.5%	3,857	3,414	(2,945)
Tax effect of:
Non-deductible expenses / non-taxable income	(967)	(842)	3,848
Current-year losses for which no deferred tax asset is recognized	(4,647)	(3,973)	(1,312)
Impacts of different foreign tax rates	1,916	1,435	409
Total tax charge	€ 159	€ 34